Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Details) - Cross currency swaps - NIBOR kr in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)
Derivative [Line Items]
Notional Amount	$ 162,200	kr 1,000,000
Floating Rate Receivable Reference Margin	4.25%	4.25%
Fixed Rate Payable	7.45%	7.45%
Fair Value / Asset (Liability)	$ (42,118)
Remaining Term (years)	7 months 6 days